Nature of Operations and Reorganization	12 Months Ended
Dec. 31, 2025
Nature of Operations and Reorganization
Nature of Operations and Reorganization

1. Nature of Operations and Reorganization

(a) Nature of operations

36Kr Holdings Inc. (‘‘36Kr’’ or the ‘‘Company’’), is a holding company and conducts its business mainly through its subsidiaries, a VIE and subsidiaries of the VIE (collectively referred to as the “Group”). The Group is primarily engaging in providing content and business services to new economy participants in the People’s Republic of China (the “PRC”). The Group mainly generates revenues from providing online advertising services, enterprise value-added services and subscription services (collectively referred to as the “36Kr Business”). The Group’s principal operations and geographic markets are substantially located in PRC.

The Group commenced operations in 2010. Beijing Xieli Zhucheng Finance Information Service Co., Ltd. (“Xieli”) was established in 2011 to carry out the Group’s principal business. In December 2016, the Group’s business was carved out from Xieli (“Carve-out”), and incorporated into a newly set up company named Beijing Duoke Information Technology Co., Ltd. (“Beijing Duoke”; formerly named as Beijing Pinxin Media Culture Co., Ltd. and Beijing Sanshiliuke Culture Media Co., Ltd.), which was then a wholly owned subsidiary of Xieli.

The Company was incorporated as a limited liability company in the Cayman Islands on December 3, 2018. Through a series of contemplated reorganization steps (the “Reorganization”), the Company established Beijing Dake Information Technology Co., Ltd. (“Beijing Dake”) in June 2019 to be the primary beneficiary of Beijing Duoke for accounting purposes through entering into a series of contractual arrangements and thereafter the 36Kr Business was transferred to the Group upon the completion of the Reorganization. The Reorganization was approved by the Board of Directors and a reorganization framework agreement was entered into by the Company, Beijing Duoke and the shareholders of Beijing Duoke in June 2019. Beijing Duoke has become VIE of the Group.

The ownership structure of the major subsidiaries and VIE of the Group as of December 31, 2025 is:

		Percentage of
		Direct or
		Indirect
	Place and year of	Economic
Major subsidiaries	Incorporation	Ownership	Principal activities
36Kr Holding Limited (“36Kr BVI” or “BVI Subsidiary”)	British Virgin Islands, established in 2018	100%	Investment holding
36Kr Holdings (HK) Limited (“36Kr HK” or “HK Subsidiary”)	Hong Kong, established in 2018	100%	Investment holding
Tianjin Duoke Investment Co., Ltd. (“Tianjin Duoke”)	The PRC, established in 2019	100%	Investment holding
Beijing Dake	The PRC, established in 2019	100%	Management consulting
Nanjing Dake Information Technology Co., Ltd. (“Nanjing Dake”)	The PRC, established in 2021	100%	Management consulting

		Percentage of
	Place and year of	Economic
VIE	Incorporation	Ownership	Principal activities
Beijing Duoke	The PRC, established in 2016	99%	36Kr Business

		Percentage of
	Place and year of	Economic
VIE Major subsidiary	Incorporation	Ownership	Principal activities
Zhejiang Pinxin Technology Co., Ltd.	The PRC, established in 2019	99%	Investment holding

1. Nature of Operations and Reorganization (Continued)

(b) Initial Public Offering

On November 8, 2019, the Company completed its initial public offering (the “IPO”) on the NASDAQ. In the offering, 1,380,000 American depositary shares (“ADSs”), representing 34,500,000 Class A ordinary shares, were issued and sold to the public at a price of US$14.50 per ADS.

(c) Contractual agreements with the VIE

In order to comply with the PRC laws and regulations which prohibit or restrict foreign control of companies involved in provision of internet content services, the Group operates its restricted businesses in the PRC through its VIE, whose equity interests are held by shareholders of the Group. The Company became the primary beneficiary of the VIE for accounting purposes by entering into a series of contractual arrangements with the legal shareholders who are also referred to as nominee shareholders. These nominee shareholders are the legal owners of the VIE. However, the rights of those nominee shareholders have been transferred to the Group through the contractual arrangements.

The contractual arrangements are the power of attorney, equity pledge agreement, exclusive purchase option agreement and exclusive business cooperation agreement. The Company’s management concluded that the Company, through the contractual arrangements, has the power to direct the activities that most significantly impact the VIE’s economic performance and bears the risks of and enjoys the rewards normally associated with ownership of the VIE. Therefore, the Company is the ultimate primary beneficiary of the VIE for accounting purpose. As such, the Company consolidates the financial statements of the VIE and its subsidiaries, and the financial results of the VIE were included in the Group’s consolidated financial statements in accordance with the basis of presentation as stated in Note 2 (a).

The following is a summary of the contractual agreements that were entered into by and among Beijing Dake, Beijing Duoke, and the nominee shareholders of Beijing Duoke.

Power of Attorney

Beijing Dake, Beijing Duoke and the shareholders of Beijing Duoke except for BCI, the minority investment shareholder mentioned below, have entered into an power of attorney, pursuant to which each of the shareholders of Beijing Duoke irrevocably appointed Beijing Dake (as well as its successors, including a liquidator, if any, replacing Beijing Dake) or its designated persons to act on their respective behalf as exclusive agent and attorney, to the extent permitted by law, with respect to all rights of shareholders concerning all equity interests held by each of them in Beijing Duoke, including without limitation (i) to exercise all the shareholder’s rights (including but not limited to voting rights and right to sell, transfer, pledge or dispose of all equity interests in Beijing Duoke held in part or in whole), (ii) to attend shareholders’ meetings and to execute any and all written resolutions and meeting minutes in the name and on behalf of such shareholders, and (iii) to file documents with the relevant companies registry. The agreement will remain effective until Beijing Dake unilaterally terminates the agreement in writing or all equity interests in Beijing Duoke held by its shareholders are transferred or assigned to Beijing Dake or its designated representatives.

1. Nature of Operations and Reorganization (Continued)

(c) Contractual agreements with the VIE (Continued)

Equity Pledge Agreement

Beijing Dake, Beijing Duoke and the shareholders of Beijing Duoke except for BCI, the minority investment shareholder mentioned below, have entered into an equity pledge agreement, pursuant to which the shareholders of Beijing Duoke have pledged all of their equity interests in Beijing Duoke that they own, including any interest or dividend paid for the shares, to Beijing Dake as a security interest to guarantee the performance by Beijing Duoke and its shareholders’ performance of their respective obligations under the exclusive business cooperation agreement, exclusive purchase option agreement and power of attorney. Upon the discovery of the occurrence of any circumstances or event that may lead to an event of default (as defined in the equity pledge agreement), Beijing Dake, as the pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Beijing Dake is not liable for any loss incurred by its due exercise of such rights and powers. This pledge will become effective on the date the pledged equity interests are registered with the relevant office of industry and commerce and will remain effective until the pledgors are no longer the shareholders of Beijing Duoke.

Exclusive Purchase Option Agreement

Beijing Dake, Beijing Duoke and the shareholders of Beijing Duoke except for BCI, the minority investment shareholder mentioned below, have entered into an exclusive purchase option agreement, pursuant to which each of the shareholders of Beijing Duoke irrevocably granted Beijing Dake or its designated representatives an exclusive option to purchase, to the extent permitted under PRC law, all or part of his, her or its equity interests in Beijing Duoke. Beijing Dake or its designated representatives have sole discretion as to when to exercise such options, either in part or in full, once or at multiple times at any time. Without Beijing Dake’s prior written consent, the shareholders of Beijing Duoke shall not sell, transfer, mortgage or otherwise dispose of their equity interests in Beijing Duoke, or allow the encumbrance thereon. The agreement will remain effective until all equity interests in Beijing Duoke held by its shareholders are transferred or assigned to Beijing Dake or its designated representatives.

Exclusive Business Cooperation Agreement

Beijing Dake and Beijing Duoke have entered into an exclusive business cooperation agreement, pursuant to which Beijing Dake has the exclusive right to provide to Beijing Duoke technical support, consulting services and other services related to Beijing Duoke’s business, including business management, daily operations, strategic planning, among others. Beijing Dake has granted Beijing Duoke the right to register its intellectual property rights under Beijing Duoke. Beijing Dake has the right to purchase such intellectual property rights from Beijing Duoke at nominal prices. The scope of the services provided by Beijing Dake may be expanded from time to time per Beijing Duoke’s request. The timing and amount of the service fee payments shall be determined at the sole discretion of Beijing Dake. The term of this agreement is indefinite unless Beijing Dake unilaterally terminates the agreement in writing.

Minority Investment in Beijing Duoke

In November 2022, Beijing Cultural Investment Development Group Asset Management Co., Ltd. (“BCI”) made an investment of RMB32,492 in Beijing Duoke for 1% of Beijing Duoke’s registered capital. Such minority stake holder is entitled to customary economic rights in proportion to its equity ownership, and certain minority shareholder rights such as the right to appoint a director to Beijing Duoke’s three-member board of directors, and veto rights over certain matters related to content decision.

The minority stake holder is not a party to the contractual arrangements mentioned above that are currently in effect among Beijing Duoke, Beijing Dake and Beijing Duoke’s shareholders. As such, despite the fact that the Company is still able to enjoy economic benefits and is the primary beneficiary of Beijing Duoke and its subsidiaries, the Company is not able to purchase or have the third party minority stake holder pledge its 1% equity interests in Beijing Duoke in the same manner as agreed under existing contractual arrangements, nor is it granted the authorization of voting rights over these 1% equity interests. The Company believes Beijing Dake, the wholly-owned PRC subsidiary, still is the primary beneficiary of Beijing Duoke for accounting purpose as it continues to have a controlling financial interest in Beijing Duoke pursuant to ASC 810-10-25-38A after the issuance of such 1% equity interests.

1. Nature of Operations and Reorganization (Continued)

(c) Contractual agreements with the VIE (Continued)

Risks in relation to the VIE structure

A significant part of the Group’s business is conducted through the VIE of the Group, of which the Company is the ultimate primary beneficiary. In the opinion of the management, the contractual arrangements with the VIE and the nominee shareholders are in compliance with PRC laws and regulations and are legally binding and enforceable. The nominee shareholders indicate they will not act contrary to the contractual arrangements. However, there are uncertainties regarding the interpretation and application of the PRC laws and regulations including those that govern the contractual arrangements, which could limit the Group’s ability to enforce these contractual arrangements and if the nominee shareholders of the VIE were to reduce their interests in the Group, their interest may diverge from that of the Group and that may potentially increase the risk that they would seek to act contrary to the contractual arrangements.

The Group’s operations depend on the VIE to honour its contractual agreements with the Group and the Company’s ability to enjoy economic benefits and have power over the VIE also depends on the authorization by the shareholders of the VIE to exercise voting rights on all matters requiring shareholder approval in the VIE. In addition, if the legal structure and contractual arrangements with the VIEs were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable and the possibility that it will no longer be able to control and consolidate the VIE as a result of the aforementioned risks and uncertainties is remote.

The following financial information of the Group’s VIE and the VIE’s subsidiaries as of December 31, 2024 and 2025 and for the years ended December 31, 2023, 2024 and 2025 is included in the accompanying consolidated financial statements of the Group as follows:

	December 31,	December 31,
	2024	2025
	RMB’000	RMB’000
Current assets:
Cash and cash equivalents	23,868	44,921
Restricted cash	822	11,649
Short‑term investments	54,867	2,000
Accounts receivable, net	65,617	61,800
Amounts due from the Company and its subsidiaries	38,442	73,880
Receivables due from related parties of the Group	20	221
Prepayments and other current assets	17,527	11,382
Non‑current assets:
Property and equipment, net	5,817	3,958
Intangible assets, net	1,483	1,172
Long-term investments, net	64,233	73,227
Operating lease right-of-use assets, net	18,606	19,548
Total assets	291,302	303,758
Current liabilities:
Accounts payable	59,835	46,694
Salary and welfare payables	19,222	13,958
Taxes payable	—	657
Deferred revenue	19,301	39,900
Amounts due to the Company and its subsidiaries	198,175	190,597
Amounts due to related parties of the Group	789	2,008
Accrued liabilities and other payables	11,145	8,392
Short-term bank loan	4,000	13,950
Operating lease liabilities	7,860	8,078
Non-current liabilities:
Operating lease liabilities	11,743	11,426
Total liabilities	332,070	335,660

1. Nature of Operations and Reorganization (Continued)

(c) Contractual agreements with the VIE (Continued)

Risks in relation to the VIE structure (Continued)

	For the year Ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Third-party revenues	340,058	231,070	227,937
Cost of revenues	(212,747)	(151,908)	(134,404)
Gross profit	127,311	79,162	93,533
Operating expenses	(198,610)	(146,241)	(86,259)
(Loss)/income from operations	(71,299)	(67,079)	7,274
Gain on disposal of subsidiaries	3,366	839	355
Share of loss from equity method investments	(546)	(3,070)	(24)
Long-term investments (loss)/income, net	(8,079)	(62,763)	418
Short-term investments income	706	462	438
Others, net	7,689	1,121	630
(Loss)/income before income tax	(68,163)	(130,490)	9,091
Income tax credit/(expense)	43	(64)	(21)
Net (loss)/income	(68,120)	(130,554)	9,070

	For the year Ended December 31,
	2023	2024	2025
	RMB’000	RMB’000	RMB’000
Net cash (used in)/provided by operating activities	(123,798)	23,276	(1,719)
Purchase of short-term investments	(312,270)	(160,034)	(181,230)
Proceeds from maturities of short-term investments	296,221	141,242	234,534
Investment in long-term investments	(9,500)	(4,050)	(11,600)
Cash received from disposal of an equity investee	—	5,450	3,000
Loan collected from inter-company entities	—	—	5,000
Loan paid to inter-Company entities	—	(17,000)	(29,000)
Cash received from customer in relation to advertisement agent services	68,838	15,984	3,038
Net cash upon disposal of subsidiaries	—	(2,992)	198
Others	(4,571)	(1,674)	(89)
Net cash provided/(used in) by investing activities	38,718	(23,074)	23,851
Capital injection from non-controlling interest shareholders	255	—	—
Proceeds from loans provided by inter-company entities	25,400	8,000	—
Repayments of loans provided by inter-company entities	(15,147)	(1,300)	—
Dividends to non-controlling shareholder of a subsidiary	—	(3,675)	—
Proceeds from bank loan	14,950	4,000	17,950
Repayments of bank loan	(14,950)	(9,950)	(8,000)
Cash paid to non-controlling interests of subsidiaries			(202)
Others	226	—	—
Net cash provided/(used in) by financing activities	10,734	(2,925)	9,748
(Decrease)/increase in cash, cash equivalents and restricted cash	(74,346)	(2,723)	31,880
Cash, cash equivalents and restricted cash at beginning of year	101,759	27,413	24,690
Cash, cash equivalents and restricted cash at end of year	27,413	24,690	56,570

1. Nature of Operations and Reorganization (Continued)

(c) Contractual agreements with the VIE (Continued)

Risks in relation to the VIE structure (Continued)

The Company’s involvement with the VIE is through the contractual arrangements disclosed above. All recognized assets held by the VIE are disclosed in the table above. Unrecognized revenue-producing assets held by the VIE include the Internet Content Provision License, tradename of 36Kr, the domain names of 36kr.com, 36Kr mobile application, 36Kr official account on social networks, customer relationship relating to online advertising and enterprise value-added services, customer lists relating to subscription services and assembled workforce.

In accordance with various contractual agreements, the Company has the power to direct the activities of the VIE and can have assets transferred out of the VIE. Therefore, the Company considers that there are no assets in the respective VIE that can be used only to settle obligations of the respective VIE, except for the registered capital of the VIE as well as certain non-distributable statutory reserves. As the respective VIE is incorporated as a limited liability company under the PRC Company Law, creditors do not have recourse to the general credit of the Company for the liabilities of the respective VIE. There is currently no contractual arrangement that would require the Company to provide additional financial support to the VIE. As the Group is conducting certain businesses in the PRC through the VIE, the Group may provide additional financial support on a discretionary basis in the future, which could expose the Group to a loss.

There is no VIE in the Group where the Company or any subsidiary has a variable interest but is not the primary beneficiary.